Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000	500,000,000	500,000,000
Common stock, shares issued (in shares)	1,426,153	11,805	1,396,344
Common stock, shares outstanding (in shares)	1,425,862	11,750	1,360,239
Treasury stock, at cost (in share)	1	1	110
Scenario, Previously Reported [Member]
Common stock, shares issued (in shares)		4,131,527
Common stock, shares outstanding (in shares)		4,112,417
Treasury stock, at cost (in share)		110